Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 148,903	Fees	United States of America	snj:US-ID	State of Idaho, Department of Lands	Stibnite Gold Project
#: 2
	525,949	Fees	United States of America		Government of the United States of America, United States Environmental Protection Agency	Stibnite Gold Project
#: 3
	275,880	Fees	United States of America		Government of the United States of America, Bureau of Land Management	Stibnite Gold Project
#: 4
	$ 166,937	Fees	United States of America	snj:US-ID	State of Idaho, Idaho Department of Environmental Quality	Stibnite Gold Project